Leases Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Payments	$ 181,573	$ 17,038
Operating Lease, Payments, Use	10,855	7,955
Finance Lease, Interest Payment on Liability	4,217	3,192
Finance Lease, Principal Payments	3,256	3,915
Operating Lease, Cost	191,101	24,993
Land [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	1,800	1,700
Puget Sound Energy
Lessee, Lease, Description [Line Items]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	300,002	4,093
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	75,145	1,832
Right-of-Use, Modification, Operating	$ 70,502	$ 1,996